ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	0 Months Ended								12 Months Ended					12 Months Ended
	Mar. 01, 2014	Jan. 30, 2012	Jul. 31, 2013 Yuanhua	Mar. 31, 2014 iKang Holding item	Mar. 31, 2014 Mr. Ligang Zhang	Mar. 31, 2014 Mr. Ligang Zhang iKang Holding	Mar. 31, 2014 Mr. Boquan He	Mar. 31, 2014 Mr. Boquan He iKang Holding	Mar. 31, 2014 iKang Holding iKang Hangzhou Xixi	Mar. 31, 2014 Yalong Daoyi iKang Hangzhou Xixi	Mar. 31, 2014 Mr. Haiqing Hu Beijing Jiandatong	Mar. 31, 2014 Mr. Haiqing Hu Yuanhua Information	Mar. 31, 2014 Mr. Lei Zhao Yuanhua Information	Mar. 31, 2014 Exclusive Equity Option Agreement	Mar. 31, 2014 Exclusive Services Agreement	Mar. 31, 2014 iKang Holding	Mar. 31, 2014 iKang Hangzhou Xixi	Mar. 31, 2014 Yuanhua Information	Mar. 31, 2014 Beijing Jiandatong	Mar. 31, 2014 iKang Online	Mar. 31, 2014 iKang Technology	Mar. 31, 2014 Shenzhen iKang	Mar. 31, 2014 Yalong Daoyi	Mar. 31, 2014 iKang Guangzhou Huanshi East/Tianhe	Mar. 31, 2014 iKang Shanghai Xikang Road	Mar. 31, 2014 iKang Shanghai Gubei	Mar. 31, 2014 iKang Shanghai Pudong Avenue	Mar. 31, 2014 Shenzhen Hospital Management	Mar. 31, 2014 iKang Shenzhen Nanshan	Mar. 31, 2014 iKang Beijing Lidu	Mar. 31, 2014 Chengdu Blue Coast	Mar. 31, 2014 iKang Nanjing Xinjiekou	Mar. 31, 2014 iKang Shenzhen Luohu	Mar. 31, 2014 iKang Beijing Jianguomen	Mar. 31, 2014 iKang Beijing Zhongguancun	Mar. 31, 2014 iKang Beijing Kunming Lake	Mar. 31, 2014 iKang Beijing Yansha East	Mar. 31, 2014 iKang Shanghai Yangpu	Mar. 31, 2014 iKang Chengdu Waishuangnan	Mar. 31, 2014 iKang Shanghai Lujiazui	Mar. 31, 2014 Shanghai Wenzhong	Mar. 31, 2014 iKang Beijing Xuanwumen	Mar. 31, 2014 Nanjing Gulou	Mar. 31, 2014 Shenzhen Xinglin Clinic Co., Ltd.	Mar. 31, 2014 Fujian iKang	Mar. 31, 2014 iKang Fuzhou Gulou	Mar. 31, 2014 iKang Beijing Xinei	Mar. 31, 2014 Yan'an West Road	Mar. 31, 2014 iKang Shanghai Zhonghuan	Mar. 31, 2014 iKang Shanghai Jing'an	Mar. 31, 2014 iKang Shanghai Yan'an East Road	Mar. 31, 2014 iKang Shanghai Jianwei	Mar. 31, 2014 iKang Hangzhou Wenhui	Mar. 31, 2014 iKang Tianjin Heping	Mar. 31, 2014 iKang Suzhou	Mar. 31, 2014 iKang Changchun	Mar. 31, 2014 iKang Chengdu Jinjiang	Mar. 31, 2014 iKang Chongqing	Mar. 31, 2014 iKang Guangzhou Wokang	Mar. 31, 2014 iKang Shenzhen Kefa	Mar. 31, 2014 Shanghai Jianwei Management	Mar. 31, 2014 Yuanhua Clinic	Mar. 31, 2014 Nanjing Aoyang Clinic	Mar. 31, 2014 Nanjing Aoyang Shunkang	Mar. 31, 2014 iKang Jiangyin	Mar. 31, 2014 Zhejiang Ailikang	Mar. 31, 2014 Hangzhou Aibo	Mar. 31, 2014 iKang Beijing Jun'an	Mar. 31, 2014 iKang Beijing Yayun	Mar. 31, 2014 iKang Changzhou	Mar. 31, 2014 iKang Guobin	Mar. 31, 2014 Beijing iKang	Mar. 31, 2014 Shanghai iKang	Mar. 31, 2014 iKang Zhejiang BVI	Mar. 31, 2014 Zhejiang iKang	Mar. 31, 2014 Bayley & Jackson (Hong Kong)	Mar. 31, 2014 iKang Beijing Ritan	Mar. 31, 2014 Yuanhua HK (HongKong)	Mar. 31, 2014 MediFast	Mar. 31, 2014 Yuanhua WFOE
Details of the Group's subsidiaries, VIEs and the VIEs' subsidiaries
Ratio of shares swap with existing shareholders of iKang Guobin Healthcare Group, Inc.	1
Percentage of beneficial interest																																																																							100.00%	100.00%	100.00%	73.00%	73.00%	100.00%	100.00%	100.00%	80.00%	100.00%
Percentage of beneficial interest																100.00%	73.00%	100.00%	80.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	70.00%	100.00%	66.00%	66.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	71.00%	100.00%	100.00%	100.00%	71.00%	71.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	65.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	62.50%
Maximum percentage of direct foreign ownership allowed in business entities providing healthcare services in the PRC		70.00%
Interest acquired (as a percent)			100.00%
Term of agreement														10 years	10 years
Equity interest held (as a percent)					25.60%	50.00%	14.80%	50.00%	80.00%	20.00%	80.00%	80.00%	20.00%
Total equity interest held, including indirect ownership									100.00%
Number of shareholders who are directors and shareholders of the Company				2